Consolidated Statement of Income - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023 [1]	Dec. 31, 2022
Statement [LineItems]
Interest income		$ 3,525,235,000	$ 5,327,222,936	$ 4,153,327,254
Interest expense		(1,907,019,702)	(3,530,599,858)	(2,082,818,307)
Net interest income		1,618,215,298	1,796,623,078	2,070,508,947
Commissions income		565,100,914	535,072,561	511,329,460
Commissions expense		(79,185,564)	(54,318,704)	(50,273,998)
Net commissions income		485,915,350	480,753,857	461,055,462
Subtotal (Net interest income plus Net commissions income)		2,104,130,648	2,277,376,935	2,531,564,409
Net gain from measurement of financial instruments at fair value through profit or loss		2,221,229,694	2,121,704,270	306,237,052
Profit from sold or derecognized assets at amortized cost		992,190	745,473	1,150,291
Differences in quoted prices of gold and foreign currency		163,216,922	1,738,228,452	422,297,456
Other operating income		213,969,463	158,722,437	143,611,267
Credit loss expense on financial assets		(108,107,103)	(100,103,207)	(46,776,285)
Net operating income before expenses, depreciation and amortization		4,595,431,814	6,196,674,360	3,358,084,190
Employee benefits		(703,460,074)	(606,491,603)	(526,490,545)
Administrative expenses		(366,350,173)	(357,624,468)	(265,527,373)
Depreciation and amortization of fixed assets		(138,140,500)	(126,517,980)	(103,405,915)
Other operating expenses		(669,700,237)	(699,610,946)	(508,999,932)
Operating income after expenses, depreciation and amortization		2,717,780,830	4,406,429,363	1,953,660,425
Income / (loss) from associates and joint arrangements		1,583,938	326,891,645	(769,785)
Loss on net monetary position		(2,359,350,148)	(2,850,305,910)	(1,551,819,047)
Income before tax on continuing operations		360,014,620	1,883,015,098	401,071,593
Income tax on continuing operations		(33,523,388)	(614,792,593)	(124,572,053)
Net income from continuing operations		326,491,232	1,268,222,505	276,499,540
Net income for the fiscal year		326,491,232	1,268,222,505	276,499,540
Net income for the fiscal year attributable to controlling interests		325,502,107	1,267,458,712	276,451,498
Net income for the fiscal year attributable to non-controlling interests		$ 989,125	$ 763,793	$ 48,042
Basic earnings per share	[2]	$ 509.0639	$ 1,982.2223	$ 432.352

[1]	See Note 3.
[2]	The Bank does not have any financial instrument that should be considered as diluted. Therefore, basic and dilutive earning per share is the same amount.